Convertible Preferred Stock - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 09, 2023 $ / shares	Jun. 01, 2023 USD ($)	Jul. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares) | shares							10,000,000
Undeclared dividends | $							$ 1,258	$ 0
Automatic conversion, anniversary	4 years
Series A Convertible Preferred Stock, floor conversion price (in dollars per share)		$ 2.10
Number of trading days, VWAP		10 years
Liquidation preference (in dollars per share)							$ 10.00
Proceeds from exercise of preferred stock warrants | $						$ 9,630	$ 9,630	0
Transfer of warrant liability to preferred stock upon exercise of warrants | $						$ 25,409	25,409	0
Sale of stock (in shares) | shares	4,015,002
Net proceeds on sale of stock | $	$ 40,150
Enterprise value | $								220,000
Loss on equity issuance | $							4,353	$ 8,312
Measurement Input, Discount Rate
Temporary Equity [Line Items]
Derivative liability, measurement input								0.30
Tranche Two
Temporary Equity [Line Items]
Preferred stock, percentage of shares committed					40	49.7
Proceeds from Issuance of Warrants | $			$ 14,701
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Warrants exercised (in shares) | shares						4,771,642
Loss on equity issuance | $							$ 1,402
Series B
Temporary Equity [Line Items]
Warrants exercised (in shares) | shares						11,123
Proceeds from exercise of preferred stock warrants | $						$ 4
Transfer of warrant liability to preferred stock upon exercise of warrants | $						$ 106
Series A convertible preferred stock (assuming maximum conversion)
Temporary Equity [Line Items]
Issuances (in shares) | shares	4,015,002
Proceeds from the issuance of preferred stock | $	$ 40,150
Original issue price (in dollars per share)	$ 10.00
Preferred stock, dividend rate, percentage							8.00%
Liquidation preference (in dollars per share)							$ 10.00
Series B-1
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 10.93
Conversion ratio						1.296
Series B-2
Temporary Equity [Line Items]
Sale of stock (in shares) | shares					17,656	165,967
Net proceeds on sale of stock | $					$ 250	$ 2,350
Conversion price (in dollars per share)						$ 14.16
Conversion ratio						1
Series B-2 | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares) | shares					207,541	257,779
Net proceeds on sale of stock | $					$ 2,939	$ 3,650
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Proceeds from exercise of preferred stock warrants | $				$ 4,530
Sale of stock (in shares) | shares					70,624	663,868
Conversion price (in dollars per share)						$ 2.03
Conversion ratio						1
Series B-3 Convertible Preferred Stock | Measurement Input, Fair Value Share Price | Valuation, Reverse Recapitalization Approach, Enterprise Value
Temporary Equity [Line Items]
Derivative liability, measurement input	9.31							10.93
Series B-3 Convertible Preferred Stock | Tranche Two
Temporary Equity [Line Items]
Sale of stock (in shares) | shares					830,167	1,031,116
Series A-1
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 38.84
Conversion ratio						1.275
Series A-2
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 12.14
Conversion ratio						1.290
Series A-3
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 13.36
Conversion ratio						1.303
Series A-4
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 12.55
Conversion ratio						1.277
Series A-5
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 13.36
Conversion ratio						1.333
Series A-6
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 14.97
Conversion ratio						1.351
Series B
Temporary Equity [Line Items]
Conversion price (in dollars per share)						$ 9.71
Conversion ratio						1.250